SEGMENT INFORMATION (Details 1) - USD ($) $ in Millions	3 Months Ended									12 Months Ended			62 Months Ended	65 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016
Sales [Abstract]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Income before taxes [Abstract]
Net (loss) income	(55.4)				19.6					6.7	162.7	250.0
Restructuring charge	(92.8)				(1.2)					(2.7)	(15.7)	(5.5)	$ (77.3)	$ (129.5)
Acquisition-related costs	(10.2)				(10.4)					(123.4)	(4.2)	0.0
Other Operating Income (Expense), Net	10.9				(0.2)					45.7	1.5	0.7
Other operating income	10.9									45.7	1.5	0.7
Interest expense	(48.5)				(7.1)					(97.0)	(43.8)	(38.6)
Interest income	0.3				0.3					1.1	1.3	0.6
Other income (expense)										0.2	0.1	(1.3)
Earnings of non-consolidated affiliates [Abstract]
Total earnings of non-consolidated affiliates	0.2				0.4					1.7	1.7	2.8
Depreciation and amortization expense [Abstract]
Total depreciation and amortization expense	129.7				34.4					228.9	139.1	135.3
Capital spending [Abstract]
Capital expenditures	(76.1)				(23.3)					(130.9)	(71.8)	(90.8)
Assets
Total assets	9,116.9	9,288.9			2,673.1	2,689.2				9,288.9	2,689.2		9,288.9	9,116.9
Investments-Affiliated Companies (at equity) [Abstract]
Investments in non-consolidated affiliates	25.2	25.0			23.7	23.3				25.0	23.3		25.0	25.2
Total Environmental Income Expense										15.7	8.2	10.2
Chlor Alkali Products and Vinyls Segment
Sales [Abstract]
Sales	704.3				339.3					1,713.4	1,502.8	1,737.4
Income before taxes [Abstract]
Net (loss) income	68.1				24.1					115.5	130.1	213.5
Earnings of non-consolidated affiliates [Abstract]
Total earnings of non-consolidated affiliates										1.7	1.7	2.8
Depreciation and amortization expense [Abstract]
Total depreciation and amortization expense										186.1	119.4	117.5
Capital spending [Abstract]
Capital expenditures										(94.5)	(49.6)	(68.0)
Assets
Total assets		6,690.7				1,939.0				6,690.7	1,939.0		6,690.7
Investments-Affiliated Companies (at equity) [Abstract]
Investments in non-consolidated affiliates		25.0				23.3				25.0	23.3		25.0
Epoxy Segment
Sales [Abstract]
Sales	460.2				0.0					429.6	0.0	0.0
Income before taxes [Abstract]
Net (loss) income	8.2				0.0					(7.5)	0.0	0.0
Depreciation and amortization expense [Abstract]
Total depreciation and amortization expense										20.9	0.0	0.0
Capital spending [Abstract]
Capital expenditures										(7.7)	0.0	0.0
Assets
Total assets		1,591.2				0.0				1,591.2	0.0		1,591.2
Winchester Segment
Sales [Abstract]
Sales	183.7				178.7					711.4	738.4	777.6
Income before taxes [Abstract]
Net (loss) income	28.7				29.8					115.6	127.3	143.2
Restructuring charge	(0.3)				(0.1)					(0.7)	(1.9)	(1.8)	(24.7)	$ (25.0)
Depreciation and amortization expense [Abstract]
Total depreciation and amortization expense										17.4	16.3	14.9
Capital spending [Abstract]
Capital expenditures										(25.6)	(21.4)	(21.2)
Assets
Total assets		411.9				361.0				411.9	361.0		411.9
Corporate/Other
Income before taxes [Abstract]
Net (loss) income										(40.8)	(33.9)	(62.6)
Restructuring charge	(92.8)				(1.2)
Acquisition-related costs	(10.2)				(10.4)
Depreciation and amortization expense [Abstract]
Total depreciation and amortization expense										4.5	3.4	2.9
Capital spending [Abstract]
Capital expenditures										(3.1)	(0.8)	$ (1.6)
Assets
Total assets		$ 595.1				$ 389.2				$ 595.1	$ 389.2		$ 595.1
Investments-Affiliated Companies (at equity) [Abstract]
Pension income	12.2				7.1
Total Environmental Income Expense	2.7				0.7
Other corporate and unallocated costs	$ 29.6				$ 22.1